Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 08, 2011
Registrant Name	dei_EntityRegistrantName	SEI INSTITUTIONAL INVESTMENTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000939934
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 08, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 08, 2011
Prospectus Date	rr_ProspectusDate	Sep. 30, 2010